Document and Entity Information	Mar. 23, 2020
Cover [Abstract]
Entity Registrant Name	Apergy Corp
Amendment Flag	false
Entity Central Index Key	0001723089
Document Type	8-K
Document Period End Date	Mar. 23, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38441
Entity Tax Identification Number	82-3066826
Entity Address, Address Line One	2445 Technology Forest Blvd
Entity Address, Address Line Two	Building 4
Entity Address, Address Line Three	12th Floor
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77381
City Area Code	(281)
Local Phone Number	403-5772
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	APY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false